Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Capital Appreciation and Income Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
T. Rowe Price Capital Appreciation and Income Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.16%	[2]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	0.49%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
T. Rowe Price Capital Appreciation Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.74%	[4]
Fee Waiver or Reimbursement	(0.03%)	[3],[5]
Net Expenses (as a percentage of Assets)	0.71%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
T. Rowe Price Capital Appreciation Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%	[4]
Fee Waiver or Reimbursement	(0.03%)	[3],[5]
Net Expenses (as a percentage of Assets)	0.58%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
T. Rowe Price Capital Appreciation Fund - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.01%	[4]
Fee Waiver or Reimbursement	(0.03%)	[3],[5]
Net Expenses (as a percentage of Assets)	0.98%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027

[1]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.65%. The agreement may only be terminated at any time after February 28, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.65%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 28, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[3]	T. Rowe Price Associates, Inc., has contractually agreed (at least through February 28, 2027) to waive a portion of the fund’s management fees so that an individual fund fee of 0.27% is applied to the fund’s average daily net assets that are equal to or greater than $27.5 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[4]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[5]	T. Rowe Price Associates, Inc., permanently waives a portion of the fund’s management fee in order to ensure that the fund’s management fee does not duplicate the fund’s management fees of each underlying fund.